SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	Cumulative amounts
	from the beginning of
	the exploration stage
	on January 1, 2003 to
	December 31, 2012	2012	2011

Cash paid during the period for:
Interest	$192,632	$5,270	$—
Income taxes	$-	$—	$-